Pension And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Defined Benefit Plan, Plan Assets, Description [Abstract]
Schedule of Plan Obligations in Excess of Plan Assets
The following table presents the change in the projected benefit obligation for the years ended December 31:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
Benefit obligation at beginning of year	$59,873	$55,439	$16,041	$19,378
Service cost - benefits earned during the period	1,029	1,019	53	71
Interest cost on projected benefit obligation	1,687	1,960	416	675
Amendments	(340)	—	(2,655)	(4,590)
Actuarial (gain) loss	5,054	7,734	1,423	2,050
Special termination benefits	—	81	—	—
Benefits paid	(5,124)	(6,356)	(1,370)	(1,543)
Curtailment	(1)	—	—	—
Plan transfers	(20)	(4)	20	—
Benefit obligation at end of year	$62,158	$59,873	$13,928	$16,041

The following table presents the change in the fair value of plan assets for the years ended December 31 and the plans’ funded status at December 31:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
Fair value of plan assets at beginning of year	$53,530	$51,681	$4,145	$4,277
Actual return on plan assets	6,199	8,207	302	609
Benefits paid [1]	(5,124)	(6,356)	(1,029)	(941)
Contributions	2	2	425	200
Plan transfers	(1)	(4)	—	—
Fair value of plan assets at end of year	54,606	53,530	3,843	4,145
Unfunded status at end of year [2]	$(7,552)	$(6,343)	$(10,085)	$(11,896)
1At our discretion, certain postretirement benefits may be paid from our cash accounts, which does not reduce Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.

[2]Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts. Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended (ERISA) and applicable regulations.

Amounts recognized on our consolidated balance sheets at December 31 are listed below:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
Current portion of employee benefit obligation [1]	$—	$—	$(1,213)	$(1,365)
Employee benefit obligation [2]	(7,552)	(6,343)	(8,872)	(10,531)
Net amount recognized	$(7,552)	$(6,343)	$(10,085)	$(11,896)
[1]Included in “Accounts payable and accrued liabilities.”
[2]Included in “Postemployment benefit obligation,” combined with international pension obligations and other postemployment obligations of $553 and $1,299 at December 31, 2020, respectively.

Schedule Of Defined Benefit Plan And Postretirement Benefits Disclosure
The following table presents the components of net periodic benefit cost (credit):

	Pension Benefits [1]			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
Service cost – benefits earned during the period	$1,029	$1,019	$1,116	$53	$71	$109
Interest cost on projected benefit obligation	1,687	1,960	2,092	416	675	778
Expected return on assets	(3,557)	(3,561)	(3,190)	(178)	(227)	(304)
Amortization of prior service credit	(113)	(113)	(115)	(2,329)	(1,820)	(1,635)
Actuarial (gain) loss	2,404	3,088	(812)	1,299	1,670	(2,290)
Net pension and postretirement cost (credit)	$1,450	$2,393	$(909)	$(739)	$369	$(3,342)
[1]Net periodic pension cost (credit) excludes immediate cost recognized due to special events: curtailment gain of ($1) in 2020 and special termination benefits of $81 in 2019.

Other Changes in Benefit Obligations Recognized in Other Comprehensive Income
The following table presents the after-tax changes in benefit obligations recognized in OCI and the after-tax prior service credits that were amortized from OCI into net periodic benefit costs:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
Balance at beginning of year	$361	$447	$571	$8,171	$6,086	$6,456
Prior service (cost) credit	250	—	(37)	2,001	3,457	864
Amortization of prior service credit	(86)	(86)	(87)	(1,756)	(1,372)	(1,234)
Total recognized in other comprehensive (income) loss	164	(86)	(124)	245	2,085	(370)
Balance at end of year	$525	$361	$447	$8,416	$8,171	$6,086

Schedule of Assumptions in Determining the Projected Benefit Obligation and Net Pension and Postretirement Benefit Cost
In determining the projected benefit obligation and the net pension and postretirement benefit cost, we used the following significant weighted-average assumptions:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
Weighted-average discount rate for determining benefit obligation at December 31	2.70%	3.40%	4.50%	2.40%	3.20%	4.40%
Discount rate in effect for determining service cost[1,2]	3.60%	4.10%	4.20%	3.50%	4.40%	4.30%
Discount rate in effect for determining interest cost[1,2]	2.90%	3.50%	3.80%	2.70%	3.70%	3.60%
Weighted-average interest credit rate for cash balance pension programs[3]	3.10%	3.30%	3.70%	—%	—%	—%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%	4.75%	5.75%	5.75%
Composite rate of compensation increase for determining benefit obligation	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net cost (benefit)	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
[1]Weighted-average discount rate for pension benefits in effect from January 1, 2019 through March 31, 2019 was 4.60% for service cost and 4.20% for interest cost, from April 1, 2019 through June 30, 2019 was 4.30% for service cost and 3.70% for interest cost, from July 1, 2019 through September 30, 2019 was 3.90% for service cost and 3.20% for interest cost, and, from October 1, 2019 through December 31, 2019 was 3.50% for service cost and 3.00% for interest cost.

[2]Weighted-average discount rate for postretirement benefits in effect from January 1, 2019 through October 1, 2019 was 4.70% for service cost and 4.00% for interest cost, and, from October 2, 2019 through December 31, 2019 was 3.40% for service cost and 2.70% for interest cost.

[3]Weighted-average interest crediting rates for cash balance pension programs relate only to the cash balance portion of total pension benefits. A 0.50% increase in the weighted-average interest crediting rate would increase the pension benefit obligation by $130.

Schedule of Defined Benefit Plan Targeted and Actual Plan Asset Allocations
The plans’ weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31 are as follows:

	Pension Assets					Postretirement (VEBA) Assets
	Target			2020	2019	Target			2020	2019
Equity securities:
Domestic	16%	-	26%	19%	17%	14%	-	24%	19%	20%
International	10%	-	20%	15	12	9%	-	19%	14	12
Fixed income securities	37%	-	47%	35	35	40%	-	50%	45	52
Real assets	8%	-	18%	8	9	—%	-	6%	1	1
Private equity	5%	-	15%	9	8	—%	-	6%	1	2
Preferred interest	6%	-	16%	10	17	—%	-	—%	—	—
Other	—%	-	5%	4	2	15%	-	25%	20	13
Total				100%	100%				100%	100%

Schedule of Fair Value of Pension and Postretirement Assets and Liabilities by Level
The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2020:

Pension Assets and Liabilities at Fair Value as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$173	$—	$—	$173
Interest bearing cash	7	—	—	7
Foreign currency contracts	—	3	—	3
Equity securities:
Domestic equities	9,784	—	11	9,795
International equities	4,821	11	12	4,844
Preferred interest	—	—	5,771	5,771
Fixed income securities:
Corporate bonds and other investments	—	11,043	52	11,095
Government and municipal bonds	—	6,039	—	6,039
Mortgage-backed securities	—	442	1	443
Real estate and real assets	—	—	2,544	2,544
Securities lending collateral	621	1,435	—	2,056
Receivable for variation margin	23	—	—	23
Assets at fair value	15,429	18,973	8,391	42,793
Investments sold short and other liabilities at fair value	(450)	(8)	(1)	(459)
Total plan net assets at fair value	$14,979	$18,965	$8,390	$42,334
Assets held at net asset value practical expedient
Private equity funds				5,154
Real estate funds				1,694
Commingled funds				7,706
Total assets held at net asset value practical expedient				14,554
Other assets (liabilities) [1]				(2,282)
Total Plan Net Assets				$54,606
[1]Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$497	$302	$—	$799
Equity securities:
Domestic equities	363	—	—	363
International equities	282	—	—	282
Fixed income securities:
Corporate bonds and other investments	5	307	3	315
Government and municipal bonds	6	132	1	139
Mortgage-backed securities	—	94	—	94
Securities lending collateral	—	28	—	28
Assets at fair value	1,153	863	4	2,020
Securities lending payable and other liabilities	(1)	(29)	—	(30)
Total plan net assets at fair value	$1,152	$834	$4	$1,990
Assets held at net asset value practical expedient
Commingled funds				1,843
Private equity				24
Real estate funds				22
Total assets held at net asset value practical expedient				1,889
Other assets (liabilities)[1]				(36)
Total Plan Net Assets				$3,843
[1]Other assets (liabilities) include amounts receivable and accounts payable.
The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2019:

Pension Assets and Liabilities at Fair Value as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$85	$—	$—	$85
Interest bearing cash	529	—	—	529
Foreign currency contracts	—	5	—	5
Equity securities:
Domestic equities	8,068	—	4	8,072
International equities	3,929	11	6	3,946
Preferred interest	—	—	8,806	8,806
Fixed income securities:
Corporate bonds and other investments	—	10,469	4	10,473
Government and municipal bonds	49	6,123	—	6,172
Mortgage-backed securities	—	522	2	524
Real estate and real assets	—	—	2,817	2,817
Securities lending collateral	103	1,658	—	1,761
Receivable for variation margin	5	—	—	5
Assets at fair value	12,768	18,788	11,639	43,195
Investments sold short and other liabilities at fair value	(513)	(2)	—	(515)
Total plan net assets at fair value	$12,255	$18,786	$11,639	$42,680
Assets held at net asset value practical expedient
Private equity funds				4,544
Real estate funds				2,062
Commingled funds				5,710
Total assets held at net asset value practical expedient				12,316
Other assets (liabilities) [1]				(1,466)
Total Plan Net Assets				$53,530
[1]Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$248	$301	$—	$549
Equity securities:
Domestic equities	438	—	—	438
International equities	265	—	—	265
Fixed income securities:
Corporate bonds and other investments	7	492	31	530
Government and municipal bonds	6	182	1	189
Mortgage-backed securities	—	294	—	294
Securities lending collateral	—	36	—	36
Assets at fair value	964	1,305	32	2,301
Securities lending payable and other liabilities	—	(36)	—	(36)
Total plan net assets at fair value	$964	$1,269	$32	$2,265
Assets held at net asset value practical expedient
Private equity funds				66
Real estate funds				27
Commingled funds				1,797
Total assets held at net asset value practical expedient				1,890
Other assets (liabilities) [1]				(10)
Total Plan Net Assets				$4,145
[1]Other assets (liabilities) include amounts receivable and accounts payable.

Summary of Changes in The Fair Value of the Level 3 Pension and Postretirement Assets
The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2020:

Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$8,816	$6	$2,817	$11,639
Realized gains (losses)	(150)	—	255	105
Unrealized gains (losses)	3	—	(178)	(175)
Transfers in	4	51	36	91
Transfers out	—	(3)	—	(3)
Purchases	9,114	1	223	9,338
Sales	(11,994)	(2)	(609)	(12,605)
Balance at end of year	$5,793	$53	$2,544	$8,390

Postretirement Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$—	$32	$—	$32
Transfers in	—	3	—	3
Transfers out	—	(11)	—	(11)
Sales	—	(20)	—	(20)
Balance at end of year	$—	$4	$—	$4
The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2019:

Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$8,750	$4	$2,579	$11,333
Realized gains (losses)	—	—	64	64
Unrealized gains (losses)	58	—	45	103
Transfers in	8	5	134	147
Transfers out	—	(6)	—	(6)
Purchases	—	7	228	235
Sales	—	(4)	(233)	(237)
Balance at end of year	$8,816	$6	$2,817	$11,639

Postretirement Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$1	$12	$—	$13
Transfers in	—	28	—	28
Transfers out	—	(1)	—	(1)
Sales	(1)	(7)	—	(8)
Balance at end of year	$—	$32	$—	$32

Estimated Future Benefit Payments	The following table provides expected benefit payments under our pension and postretirement plans:

	Pension Benefits	Postretirement Benefits
2021	$5,391	$1,392
2022	4,597	1,231
2023	4,428	1,159
2024	4,323	879
2025	4,234	832
Years 2026 - 2030	19,646	3,651